Financial instruments by category (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents (Note 9)	BRL 4,051,717	BRL 2,660,073	BRL 1,077,651	BRL 461,067
Trade accounts receivable, net (Note 12)	1,193,157	634,987
Marketable securities	2,781,678	2,038,847
Other investments - fair value method (Note 17(b))	149,589	127,121	137,020
Liabilities
Loans and financing (Note 23)	19,298,563	16,152,511	BRL 12,743,832
At amortized cost
Liabilities
Loans and financing (Note 23)	19,298,563	16,152,511
Trade and other payables	3,554,901	2,262,931
Total financial liabilities at amortised cost	22,853,464	18,415,442
At fair value through profit and loss
Liabilities
Derivative financial instruments (Note 11)	314,090	480,634
Loans and receivables
Assets
Cash and cash equivalents (Note 9)	4,051,717	2,660,073
Trade accounts receivable, net (Note 12)	1,193,157	634,987
Other	308,442	260,750
Total loans and receivables	5,553,316	3,555,810
At fair value through profit and loss
Assets
Derivative financial instruments (Note 11)	448,292	499,046
Warrant to acquire Ensyn's shares (Note 17(b))	9,825	9,875
Marketable securities	2,775,962	2,027,415
Total financial assets at fair value through profit or loss	3,234,079	2,536,336
Held-to-maturity investments
Assets
Marketable securities	5,716	11,432
Available for sale financial assets
Assets
Other investments - fair value method (Note 17(b))	BRL 139,764	BRL 117,246